Document And Entity Information	12 Months Ended
	Dec. 31, 2024 shares	Jan. 22, 2024
Document Information [Line Items]
Entity Central Index Key	0001828253
Entity Registrant Name	Evaxion Biotech A/S
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39950
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Dr. Neergaards Vej 5f
Entity Address, Postal Zip Code	DK-2970
Entity Address, City or Town	Hoersholm
Entity Address, Country	DK
Title of 12(b) Security	American Depositary Shares, each representing fifty ordinary shares, nominal value DKK 0.25 per share
Trading Symbol	EVAX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	70,130,556
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1757
Auditor Name	EY Godkendt Revisionspartnerselskab
Auditor Location	Copenhagen, Denmark
Entity Listing, Depository Receipt Ratio		10
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Dr. Neergaards Vej 5f
Entity Address, Postal Zip Code	DK-2970
Entity Address, City or Town	Hoersholm
Entity Address, Country	DK
Contact Personnel Name	Christian Kanstrup
City Area Code	45
Local Phone Number	31 31 97 53
American depository share [member]
Document Information [Line Items]
Entity Listing, Depository Receipt Ratio		1